Derivative Instruments, Offsetting Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized assets	$ 20,586	$ 24,439
Gross amounts offset in the consolidated balance sheet	(2,297)	(181)
Net amounts of assets presented in the consolidated balance sheet	18,289	24,258
Gross amounts not offset in the consolidated balance sheet in financial instruments	(18,289)	(23,571)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0	(687)
Net amount	0	0
Interest Rate Swaps [Member]
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized assets	17,921	23,176
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of assets presented in the consolidated balance sheet	17,921	23,176
Gross amounts not offset in the consolidated balance sheet in financial instruments	(17,921)	(23,176)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0	0
Net amount	0	0
Interest Rate Swaptions [Member]
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized assets	368	170
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of assets presented in the consolidated balance sheet	368	170
Gross amounts not offset in the consolidated balance sheet in financial instruments	(368)	(170)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0	0
Net amount	0	0
TBAs [Member]
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized assets	2,297	349
Gross amounts offset in the consolidated balance sheet	(2,297)	(181)
Net amounts of assets presented in the consolidated balance sheet	0	168
Gross amounts not offset in the consolidated balance sheet in financial instruments	0	(168)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0	0
Net amount	$ 0	0
Treasury Futures [Member]
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized assets		744
Gross amounts offset in the consolidated balance sheet		0
Net amounts of assets presented in the consolidated balance sheet		744
Gross amounts not offset in the consolidated balance sheet in financial instruments		(57)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)		(687)
Net amount		$ 0